INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired (see Note 5), representing regulatory licenses. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

In October 2024, the Company assessed its regulatory licenses for any impairment and concluded that there were indicators of impairment as of October 31, 2024. The impairment is due to the Company’s conclusion that it will be unable to realize any future revenue from the expansion of its business into Hong Kong insurance brokerage market. The Company calculated that the estimated undiscounted cash flows were less than the carrying amount of the intangible assets. The Company has not been able to realize the financial projections provided by Peak’s management for the sale of Peak the time of the intangible assets purchase and has recognized an impairment loss of $1,677,301 related to the intangible assets for the year ended October 31, 2024, which reduced the value to zero.

At October 31, 2024, intangible assets consisted of the following:

	Useful Life	October 31, 2024
Regulatory licenses	10 Years	$1,797,109
Less: accumulated amortization		(119,808)
Less: impairment loss		(1,677,301)
		$—

For the year ended October 31, 2024, amortization expense amounted to $119,808, which represented amortization from February 29, 2024 (the date of acquisition) to October 31, 2024. There was no comparable amortization prior to the date of acquisition.